Shareholder Report, Average Annual Return (Details) B009846_Direxion Daily BRKB Bull 2X Shares_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily BRKB Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily BRKB Bull 2X Shares NAV
Average Annual Return, Percent	(6.26%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	14.61%
Berkshire Hathaway, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Berkshire Hathaway, Inc.
Average Annual Return, Percent	3.25%